COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)	1 Months Ended		9 Months Ended			12 Months Ended
	Dec. 22, 2020	Mar. 31, 2019	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2020	Dec. 31, 2019
Sublease expires, description					The sublease expires in November 2022.
Right of use asset		$ 269,054			$ 269,054
Lease costs			$ 71,014	$ 112,568		$ 150,851	$ 111,689
Base rent			44,526	65,076		$ 86,997	63,705
Borrowing rate						10.00%
Other expenses			26,488	$ 47,492		$ 63,854	$ 47,984
Accrued expenses			250,000
Investor relations payment			$ 253,505
Maximum [Member]
Lease payments per month					7,535
Minimum [Member]
Lease payments per month		$ 7,078			$ 7,307
CEO [Member]
Borrowing rate			21.00%
Boasted a market size description			Today, the U.S. staffing industry, which previously boasted a market size of $152 billion fell to roughly $119 billion since the COVID-19 outbreak; bringing it down to its lowest level since 2013.
OneWire LOI [Member]
LOI description	the OneWire LOI provides for up to a $1.255 million purchase price